INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - COP ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Abstract]
Investments in associates	[1]	$ 1,710,969		$ 1,327,610
Investments in Joint ventures		438,610		237,449
Total		$ 2,149,579	[2]	$ 1,565,059	[3]

[1]	As of December 31, 2018 and 2017, the amount includes investments in associates at fair value for COP 1,119,973 and COP 757,886, respectively and investments in associates accounted for by the equity method for COP 590,996 and COP 569,724 respectively. See note 29 Fair value of assets and liabilities.
[2]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.